RISK MANAGEMENT - Liquidity risk - Undiscounted cash flows of financial liabilities (Details) - COP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	$ 278,063,105	$ 274,729,544
Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	292,816,987	286,706,897
Liquidity risk [member] | Not later than one month [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	148,713,033	133,982,932
Liquidity risk [member] | Later than one month and not later than six months [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	57,328,977	61,787,411
Liquidity risk [member] | Later than six months and not later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	32,822,890	31,519,583
Liquidity risk [member] | Later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	53,952,087	59,416,971
Financial liabilities at fair value through profit or loss, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	1,986,281	1,033,592
Financial liabilities at amortised cost, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	276,076,824	273,695,952
Trading derivatives [member] | Financial liabilities at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	1,951,439	1,011,934
Customer deposits [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	207,405,238	200,872,177
Customer deposits [member] | Financial liabilities at amortised cost, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	207,405,238	200,872,177
Checking accounts [member] | Financial liabilities at amortised cost, category [member] | Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	23,598,235	24,579,536
Checking accounts [member] | Financial liabilities at amortised cost, category [member] | Liquidity risk [member] | Not later than one month [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	23,598,235	24,579,536
Time deposits [member] | Financial liabilities at amortised cost, category [member] | Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	101,697,409	102,545,667
Time deposits [member] | Financial liabilities at amortised cost, category [member] | Liquidity risk [member] | Not later than one month [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	12,207,927	9,186,183
Time deposits [member] | Financial liabilities at amortised cost, category [member] | Liquidity risk [member] | Later than one month and not later than six months [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	44,796,477	49,090,487
Time deposits [member] | Financial liabilities at amortised cost, category [member] | Liquidity risk [member] | Later than six months and not later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	23,537,597	25,405,518
Time deposits [member] | Financial liabilities at amortised cost, category [member] | Liquidity risk [member] | Later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	21,155,408	18,863,479
Saving deposits [member] | Financial liabilities at amortised cost, category [member] | Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	88,238,541	79,614,904
Saving deposits [member] | Financial liabilities at amortised cost, category [member] | Liquidity risk [member] | Not later than one month [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	88,238,541	79,614,904
Other deposits [member] | Financial liabilities at amortised cost, category [member] | Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	462,545	347,910
Other deposits [member] | Financial liabilities at amortised cost, category [member] | Liquidity risk [member] | Not later than one month [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	432,549	235,111
Other deposits [member] | Financial liabilities at amortised cost, category [member] | Liquidity risk [member] | Later than one month and not later than six months [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	29,996	111,456
Other deposits [member] | Financial liabilities at amortised cost, category [member] | Liquidity risk [member] | Later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities		1,343
Financial obligations [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	68,671,586	72,823,775
Financial obligations [member] | Financial liabilities at amortised cost, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	68,671,586	72,823,775
Interbank and overnight funds [member] | Financial liabilities at amortised cost, category [member] | Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	22,667,854	18,536,807
Interbank and overnight funds [member] | Financial liabilities at amortised cost, category [member] | Liquidity risk [member] | Not later than one month [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	22,456,432	17,666,654
Interbank and overnight funds [member] | Financial liabilities at amortised cost, category [member] | Liquidity risk [member] | Later than one month and not later than six months [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	208,589	538,143
Interbank and overnight funds [member] | Financial liabilities at amortised cost, category [member] | Liquidity risk [member] | Later than six months and not later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	2,833	332,010
Borrowing from banks and other [member] | Financial liabilities at amortised cost, category [member] | Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	28,957,844	30,661,500
Borrowing from banks and other [member] | Financial liabilities at amortised cost, category [member] | Liquidity risk [member] | Not later than one month [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	1,197,304	1,995,053
Borrowing from banks and other [member] | Financial liabilities at amortised cost, category [member] | Liquidity risk [member] | Later than one month and not later than six months [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	6,658,939	10,510,170
Borrowing from banks and other [member] | Financial liabilities at amortised cost, category [member] | Liquidity risk [member] | Later than six months and not later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	7,630,961	4,796,438
Borrowing from banks and other [member] | Financial liabilities at amortised cost, category [member] | Liquidity risk [member] | Later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	13,470,640	13,359,839
IFRS Long-term Debt [Member] | Financial liabilities at amortised cost, category [member] | Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	24,427,462	29,386,367
IFRS Long-term Debt [Member] | Financial liabilities at amortised cost, category [member] | Liquidity risk [member] | Not later than one month [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities		395,469
IFRS Long-term Debt [Member] | Financial liabilities at amortised cost, category [member] | Liquidity risk [member] | Later than one month and not later than six months [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	4,692,748	1,156,876
IFRS Long-term Debt [Member] | Financial liabilities at amortised cost, category [member] | Liquidity risk [member] | Later than six months and not later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	1,191,133	886,593
IFRS Long-term Debt [Member] | Financial liabilities at amortised cost, category [member] | Liquidity risk [member] | Later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	18,543,581	26,947,429
Derivatives [member] | Trading derivatives [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	1,951,439	1,011,934
Derivatives [member] | Trading derivatives [member] | Financial liabilities at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	1,951,439	1,011,934
Derivatives [member] | Trading derivatives [member] | Financial liabilities at fair value through profit or loss, classified as held for trading, category [member] | Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	2,632,382	1,025,429
Derivatives [member] | Trading derivatives [member] | Financial liabilities at fair value through profit or loss, classified as held for trading, category [member] | Liquidity risk [member] | Not later than one month [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	582,011	308,653
Derivatives [member] | Trading derivatives [member] | Financial liabilities at fair value through profit or loss, classified as held for trading, category [member] | Liquidity risk [member] | Later than one month and not later than six months [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	835,227	380,271
Derivatives [member] | Trading derivatives [member] | Financial liabilities at fair value through profit or loss, classified as held for trading, category [member] | Liquidity risk [member] | Later than six months and not later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	438,932	95,804
Derivatives [member] | Trading derivatives [member] | Financial liabilities at fair value through profit or loss, classified as held for trading, category [member] | Liquidity risk [member] | Later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	776,212	240,701
Derivatives [member] | Hedging instruments [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	34,842	21,658
Derivatives [member] | Hedging instruments [member] | Financial liabilities at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	34,842	21,658
Derivatives [member] | Hedging instruments [member] | Financial liabilities at fair value through profit or loss, mandatorily measured at fair value, category [member] | Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	134,715	8,777
Derivatives [member] | Hedging instruments [member] | Financial liabilities at fair value through profit or loss, mandatorily measured at fair value, category [member] | Liquidity risk [member] | Not later than one month [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	34	1,369
Derivatives [member] | Hedging instruments [member] | Financial liabilities at fair value through profit or loss, mandatorily measured at fair value, category [member] | Liquidity risk [member] | Later than one month and not later than six months [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	107,001	8
Derivatives [member] | Hedging instruments [member] | Financial liabilities at fair value through profit or loss, mandatorily measured at fair value, category [member] | Liquidity risk [member] | Later than six months and not later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	21,434	3,220
Derivatives [member] | Hedging instruments [member] | Financial liabilities at fair value through profit or loss, mandatorily measured at fair value, category [member] | Liquidity risk [member] | Later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	$ 6,246	$ 4,180